Segment Information - Summary of Segment Reporting (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 31,827,864	$ 22,162,867	$ 15,286,536
Reconciliation - Effect from restatement in constant currency	7,124,137	19,074,880	22,923,299
Revenue	38,952,001	41,237,747	38,209,835
Cost of sales before effect from restatement in constant currency	21,470,176	15,435,963	10,850,066
Reconciliation - Effect from restatement in constant currency	6,671,818	15,304,049	17,624,219
Cost of sales	28,141,994	30,740,012	28,474,285
Selling administrative expenses and other gains and losses	2,867,377	2,807,166	2,850,080
Reconciliation - Effect from restatement in constant currency	648,092	1,354,962	1,729,673
Depreciation and amortization expense	3,263,720	3,263,385	2,680,340
Reconciliation - Effect from restatement in constant currency	1,803,436	2,371,192	2,054,460
Reconciliation - Effect from restatement in constant currency	(195,775)	2,415,868	3,569,405
Net revenue less cost of sales, selling, administrative expenses and other gains and losses	7,942,630	7,690,569	6,885,470
Tax on bank accounts debits and credits	(403,835)	(391,043)	(468,908)
Financial results, net	(1,808,542)	(2,557,584)	(417,495)
Income tax	(1,686,453)	(1,741,314)	(341,425)
NET PROFIT FOR THE YEAR	4,043,800	3,000,628	5,657,642
Operating segments [member]
Disclosure of operating segments [line items]
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	2,219,285	1,452,204	1,120,407
Depreciation and amortization expense before effect from restatement in constant currency	1,460,284	892,193	625,880
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	8,138,405	5,274,701	3,316,065
Operating segments [member] | Cement masonry cement and lime segment [member] | Argentina [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	24,006,607	16,282,614	11,649,137
Cost of sales before effect from restatement in constant currency	15,250,255	10,619,292	7,986,358
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	1,770,540	1,084,763	850,723
Depreciation and amortization expense	721,976	415,892	342,614
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	6,985,812	4,578,560	2,812,056
Operating segments [member] | Cement Segment [member] | Paraguay [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	3,189,887	1,959,635	1,152,607
Cost of sales before effect from restatement in constant currency	2,179,536	1,379,209	803,221
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	96,272	64,316	43,634
Depreciation and amortization expense	473,830	279,997	170,931
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	914,079	516,110	305,753
Operating segments [member] | Concrete Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	3,953,907	3,657,339	1,903,346
Cost of sales before effect from restatement in constant currency	3,761,272	3,421,581	1,795,052
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	119,696	117,878	77,974
Depreciation and amortization expense	61,987	32,222	24,544
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	72,940	117,880	30,320
Operating segments [member] | Railroad segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	2,981,609	2,136,182	1,608,081
Cost of sales before effect from restatement in constant currency	2,610,253	1,913,366	1,352,376
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	181,658	149,810	105,192
Depreciation and amortization expense	183,342	137,274	74,821
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	189,698	73,006	150,513
Operating segments [member] | Aggregates Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	498,112	334,207	261,293
Cost of sales before effect from restatement in constant currency	525,504	360,466	266,722
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	(7,733)	(4,173)	4,412
Depreciation and amortization expense	18,879	24,139	10,506
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(19,658)	(22,086)	(9,841)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	157,252	117,898	133,110
Cost of sales before effect from restatement in constant currency	102,866	67,057	67,375
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	58,852	39,610	38,472
Depreciation and amortization expense	270	2,669	2,464
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(4,466)	11,231	27,264
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	(2,959,510)	(2,325,008)	(1,421,038)
Cost of sales before effect from restatement in constant currency	$ (2,959,510)	$ (2,325,008)	$ (1,421,038)